Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (6,446,127)	$ (6,380,297)	$ (13,368,098)	$ (15,419,308)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	450,952	317,652	730,884	669,088
Noncash interest expense	43,371	94,594	133,802	185,294
Stock compensation expense	184,004	452,080	862,281	911,398
Loss (gain) on sale of equipment	9,904	(5,253)	(5,253)	0
Change in fair value of warrant liability	(67)	(8,155)	(8,386)	(144,064)
Impairment of right-of-use asset	520,759	0
Unamortized discount on bridge loan at repayment			0	85,932
Changes in operating assets and liabilities:
Accounts receivable	(399,528)	291,273	432,814	(260,471)
Inventory	(23,824)	(81,321)	(11,273)	161,027
Other assets	429,558	(235,835)	486	(315,688)
Accounts payable	(301,376)	(219,565)	89,493	(563,357)
Accrued compensation and other liabilities	(285,953)	226,611	77,871	399,224
Deferred revenue	(5,831)	(10,320)	(8,618)	(12,955)
Net cash used in operating activities	(5,824,158)	(5,558,536)	(11,073,997)	(14,303,880)
Cash flows from investing activities
Purchases of property and equipment	(24,680)	(4,457)	(147,767)	(276,950)
Proceeds from sale of equipment	29,250	10,440	10,440	0
Net cash provided by investing activities	4,570	5,983	(137,327)	(276,950)
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs	4,782,509	192,320	597,743	3,808,836
Proceeds from issuance of units, net of selling costs	0	10,728,131	13,530,401	8,754,882
Proceeds from debt, net of issuance costs	15,481	309,900	381,253	1,168,222
Proceeds from exercise of stock options			0	76,537
Payments on debt	(237,414)	(55,582)	(371,573)	(1,255,198)
Payments on finance leases	(235,600)	(107,871)	(292,722)	(205,085)
Net cash provided by financing activities	4,324,976	11,066,898	13,845,102	12,348,194
Effects of exchange rates on cash	(1,321)	5,587	12,878	(37,517)
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,495,933)	5,519,932	2,646,656	(2,270,153)
Cash, cash equivalents and restricted cash at beginning of period	4,737,207	2,090,551	2,090,551	4,360,704
Cash, cash equivalents and restricted cash at end of period	3,241,274	7,610,483	4,737,207	2,090,551
Supplemental disclosure of cash flow information
Cash paid for interest	97,599	17,785	57,393	48,211
Supplemental disclosures of noncash investing and financing activities:
Right-of-use assets acquired through finance leases	291,936	281,153
Shares issued to settle obligations			272,610	133,245
Property and equipment acquired through capital lease			706,778	0
Conversion of accounts payable to finance lease	$ 63,600	$ 174,968	156,775	0
Unpaid deferred offering costs			$ 0	$ 48,398